TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Liabilities and Assets
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2017	2016
Deferred tax asset (liability):

Tax loss carry-forwards	$6,027	$5,492
Allowances for doubtful accounts and accruals for employee benefits	108	111
Intangible assets	38	67
Depreciation, accruals for interest and other	724	808

Deferred tax asset before valuation allowance	6,897	6,478

Goodwill	(785)	(989)

Valuation allowance	(6,258)	(5,323)

Deferred tax liability, net	$(146)	$(166)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Income Tax Rate
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2017	2016	2015

Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(1,724)	$(5,701)	$(4,722)

Tax rates	24%	25%	26.5%

Theoretical tax benefit	$(414)	$(1,425)	$(1,251)

Decrease in taxes resulting from:

Non– deductible expenses	12	1,175	1,255
Loss and timing differences for which no deferred tax was provided	260	(334)	209
Tax adjustment in respect of different tax rate of subsidiaries	129	75	(49)
Changes in provision for uncertain tax positions	4	2	30

Taxes on income, net, as reported in the statements of operations	$(9)	$(507)	$194

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
Loss before income taxes is comprised as follows:
	Year ended December 31,
	2017	2016	2015

Domestic	$(1,664)	$(5,743)	$(4,855)
Foreign	(60)	42	133

	$(1,724)	$(5,701)	$(4,722)

Schedule of Components of Income Taxes
Taxes on income are comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current	$11	$7	$153
Deferred	(20)	(514)	41

	$(9)	$(507)	$194

Foreign	$(12)	$63	$57
Domestic	3	(570)	137

	$(9)	$(507)	$194

Reconciliation of Total Unrecognized Tax Benefits
As of December 31, 2017, the Company recorded a liability for unrecognized tax benefits of $ 139. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2017	2016

Balance as of beginning of the year	$135	$132
Cumulative translation adjustments and other	4	3

Balance at the end of the year	$139	$135